Income Taxes - Income from Continuing Operations before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Line Items]
Domestic			$ 149,417	$ 138,410	$ 91,968
Foreign			19,955	28,013	22,547
Income from continuing operations before income taxes	$ 37,489	$ 47,094	$ 169,372	$ 166,423	$ 114,515